Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Aug. 03, 2015
Document Effective Date	Aug. 04, 2015
Prospectus Date	Aug. 04, 2015
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus:
Trading Symbol	ANGCX
Angel Oak Flexible Income Fund | Class C
Prospectus:
Trading Symbol	AFLCX